SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net loss per ordinary share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A Redeemable Ordinary Share
Numerator:
Allocation of net loss, as adjusted	$ (92,869)	$ (3,313,410)
Denominator:
Weighted average shares outstanding, basic	5,102,113	23,000,000
Weighted average shares outstanding, diluted	5,102,113	23,000,000
Basic net loss per share	$ (0.02)	$ (0.14)
Diluted net loss per share	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B Ordinary Shares
Numerator:
Allocation of net loss, as adjusted	$ (136,361)	$ (1,312,398)
Denominator:
Weighted average shares outstanding, basic	8,285,141	9,110,000
Weighted average shares outstanding, diluted	8,285,141	9,110,000
Basic net loss per share	$ (0.02)	$ (0.14)
Diluted net loss per share	$ (0.02)	$ (0.14)